Other Non-current Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Other Liabilities, Noncurrent [Abstract]
Schedule of Other Noncurrent Liabilities
	December 31,	December 31,
	2015	2014
	$’M	$’M
	____________	____________
Income taxes payable	195.8	199.2
Contingent consideration payable	456.4	435.4
Other non-current liabilities	146.6	102.1
	____________	____________
	798.8	736.7
	____________	____________